CAPITAL MARKET RAISE CONSULTING AND FUNDING AGREEMENTS	6 Months Ended
Jun. 30, 2025
Capital Market Raise Consulting And Funding Agreements
CAPITAL MARKET RAISE CONSULTING AND FUNDING AGREEMENTS

NOTE 9 – CAPITAL MARKET RAISE CONSULTING AND FUNDING AGREEMENTS

The Company decided to engage a single equity funder to streamline its equity raise requirement. The following summarizes its capital raise consulting and equity funding agreements:

Tysadco Partners(“Tysadco”)

On September 1, 2022, the Company engaged Tysadco Partners to provide consulting services on a monthly basis. Under the terms of the consulting services agreement with Tysadco, the Company is billed $7,500 for consulting services, consisting of a $2,500 monthly cash retainer and a $5,000 monthly equity retainer payable in common stock. Tysadco has the option to settle all consulting services invoices in the form of common stock. During the three month period ended June 30, 2025 and 2024, the Company accrued $22,500, respectively. During the three month period ended June 30, 2025 and 2024, the Company issued 38,656 and 50,433 shares of common stock, respectively, in partial settlement of accrued consulting services. During the six month period ended June 30, 2025 and 2024, the Company issued 77,326 and 73,004 shares of common stock, respectively, in partial settlement of accrued consulting services. As of June 30, 2025 and December 31, 2024, the Company had accrued consulting services fees totaling approximately $30,000 and $12,500, respectively, which could be converted into 50,000 and 16,667 shares of common stock, respectively. As of June 30, 2025 and December 31, 2024, Tysadco held 279,019 and 201,693 shares of the Company’s common stock, respectively.

ClearThink Capital Partners, LLC (“ClearThink”) Strata Agreement

In August 2022, ClearThink commenced its relationship with the Company with a $50,000 common stock private placement. On November 29, 2023, the Company entered into a 24-month Strata Purchase Agreement (“Strata Agreement”) with ClearThink. Under the terms of the Strata Agreement, ClearThink committed to purchase up to $5,000,000 of the Company’s registered common stock with a purchase price equal to 80% of the average of the two lowest daily stock prices during a ten (10) day trading period. The Strata Agreement requires a minimum purchase of $25,000 with a maximum purchase at the lesser or $1,000,000 or 500% of the daily average shares traded for the prior 10-day period. At no time shall the total number of shares purchased under this Strata Agreement exceed 9.99% of the Company’s outstanding common stock. ClearThink made an initial purchase of 400,000 shares of restricted stock in exchange for $100,000. Additionally, the Company issued an additional 200,000 shares of common stock to ClearThink as additional consideration which had a fair value of $50,000. During the three and six month periods ended June 30, 2025, there were no proceeds received in connection with the Strata Agreement.

ClearThink Advance Funding Agreement

In October 2024, ClearThink agreed to provide interim working capital funding (“funding advances”) to cover additional compliance costs associated with its requirement to reaudit its 2022 and 2023 annual financial statements and 2024 quarterly interim financial statements due to the permanent censure of its former auditor BF Borgers PC. As of June 30, 2025, and December 31, 2024, the Company had cumulative funding advances of $[150,000] and $50,000, respectively. On June 26, 2025, the Company and ClearThink formalized a working capital funding agreement to provide $150,000 in total advances with fixed interest of $50,000 and additional ten (10) percent interest on the total outstanding balance. All amounts shall be due and payable when the Company is fully compliant with public company financial reporting requirements. Subsequent to June 30, 2025, the Company used the remaining working capital funding to cover audit and compliance costs.

As of June 30, 2025 and December 31, 2024, ClearThink held 600,000 shares of common stock, respectively.